UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-
CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
INVESTMENT COMPANY ACT FILE NUMBER 811-06062
THE THAI CAPITAL FUND, INC.
(Exact name of registrant as specified in charter)
c/o Daiwa Securities Trust Company
One Evertrust Plaza, 9th Floor
Jersey City, New Jersey 07302-3051
(Address of principal executive offices) (Zip code)
c/o Daiwa Securities Trust Company
One Evertrust Plaza, 9th Floor
Jersey City, New Jersey 07302-3051
(Name and address of agent for service)
REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (201)
915-3054
DATE OF FISCAL YEAR END:  December 31, 2004
DATE OF REPORTING PERIOD:  December 31, 2004


Item 1.  Reports to Stockholders.
GENERAL INFORMATION
The Fund
The Thai Capital Fund, Inc. (the "Fund") is a non-diversified, closed-end management investment company. The Fund seeks long-term capital appreciation through investment primarily in equity securities of Thai companies. The Fund's investments in Thailand are made through a wholly-owned Investment Plan established under an agreement between SCB Asset Management Co., Ltd. (the "Manager") and the Fund. The Fund's investments through the Investment Plan are managed by the Manager. Daiwa SB Investments (H.K.) Ltd. provides the Manager with advice regarding investments by the Investment Plan and manages the Fund's assets held outside the Investment Plan.
Shareholder Information
The Fund's shares are listed on the American Stock
Exchange ("AMEX"). The Fund understands that its shares may trade periodically on certain exchanges other than the AMEX, but the Fund has not listed its shares on those other exchanges and does not encourage trading on those exchanges. The Fund's AMEX trading symbol is "TF". Weekly comparative net asset value ("NAV") and market price information about the Fund is published each Monday in The Wall Street Journal, each Sunday in The New York Times and each Saturday in Barron's, and also in many other newspapers. The Fund's weekly NAV is also available by visiting www.daiwast.com or calling (800) 933-3440 or (201) 915-3020.
Also, the Fund's website includes a monthly market review, a list of the Fund's top ten industries and holdings, the proxy voting policies and procedures, the code of ethics and the audit committee charter.
Proxy Voting Policies and Procedures
A description of the policies and procedures that are used by the Fund's Investment Manager to vote proxies relating to the Fund's portfolio securities is available (1) without charge, upon request, by calling (201) 915-3054; (2) by visiting www.daiwast.com; and (3) as an exhibit to the Fund's annual report on Form N-CSR which is available on the website of the Securities and Exchange Commission (the "Commission") at www.sec.gov. Information regarding how the Investment Manager votes these proxies is now available by calling the same number and available on the Commission's website. The Fund has filed its first report on Form N-PX covering the Fund's proxy voting record for the 12-month period ended June 30, 2004.
Quarterly Portfolio of Investments
A Portfolio of Investments will be filed as of the end of the first and third quarter of each fiscal year on Form N-Q and will be available on the Commission's website at www.sec.gov. Additionally, the Portfolio of Investments may be reviewed and copied at the Commission's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The quarterly Portfolio of Investments will be made available without charge, upon request, by calling (201) 915-3054.
Inquiries
All general inquiries and requests for information should be directed to the Fund at (201) 915-3054. All written-inquiries should be directed to the Fund at the following address:
The Thai Capital Fund, Inc.
c/o Daiwa Securities Trust Company
One Evertrust Plaza, 9th Floor
Jersey City, NJ 07302-3051
For specific information about your share account, please contact EquiServe Trust Company, N.A. (the "Plan Agent") at the address shown below.
Dividend Reinvestment Plan
A Dividend Reinvestment Plan (the "Plan") is available to provide Shareholders with automatic reinvestment of dividends and capital gain distributions in additional Fund shares. A brochure fully describing the Plan's terms and conditions is available from the Plan Agent at the following address:
The Thai Capital Fund, Inc.
c/o EquiServe Trust Company, N.A.
P.O. Box 43010
Providence, RI 02940-3010
Telephone: (800) 426-5523
A brief summary of the material aspects of the Plan follows:
Who can participate in the Plan? If you wish to participate and your shares are held in your name, no action is required on your part, as you are automatically enrolled by the Plan Agent. However, if your shares are held in the name of a brokerage firm, bank or nominee, you should instruct your nominee to participate in the Plan on your behalf. If your nominee is unable to participate in the Plan for you, you should request that your shares be registered in your name, so that you may participate directly in the Plan. Please contact the Plan Agent if you would like more information about how to change your registration so that you may participate in the Plan.
May I withdraw from the Plan? If your shares are held in your own name and you wish to receive all dividends and capital gain distributions in cash rather than in shares, you may withdraw from the Plan without penalty at any time by contacting the Plan Agent. If your shares are held in nominee name, you should be able to withdraw from the Plan without penalty at any time by sending written notice to your nominee. If you withdraw, you will receive a share certificate for all full shares or, if you wish, the Plan Agent will sell your shares and send you the proceeds, after the deduction of brokerage commissions. The Plan Agent will convert any fractional shares to cash at the then-current market price and send to you a check for the proceeds.
How are the dividends and distributions reinvested? If the market price of the Fund's shares on the payment date should equal or exceed their net asset value per share, the Fund will issue new shares to you at the higher of net asset value or 95% of the then-current market price. If the market price is lower than net asset value per share, the Fund will issue new shares to you at the market price. If the dividends or distributions are declared and payable as cash only, you will receive shares purchased for you by the Plan Agent on the AMEX or otherwise on the open market to the extent available.
Is there a cost to participate? There are no Plan charges or brokerage charges for shares issued directly by the Fund. However, each participant will pay a pro rata portion of brokerage commissions for shares purchased on the AMEX or on the open market by the Plan Agent.
What are the tax implications? The automatic reinvestment of dividends and distributions does not relieve you of any income tax which may be payable (or required to be withheld) on such dividends and distributions. In addition, the Plan Agent will reinvest dividends for foreign participants and for any participants subject to federal backup withholding after the deduction of the amounts required to be withheld.
Please note that, if you participate in the Plan through a brokerage account, you may not be able to continue as a participant if you transfer those shares to another broker. Contact your broker or nominee or the Plan Agent to ascertain what is the best arrangement for you to participate in the Plan.


January 24, 2005
Dear Shareholders:
The management of the Thai Capital Fund, Inc. (the
"Fund") would like to take this opportunity to inform its shareholders about the Thai economy, the activities of the Stock Exchange of Thailand ("SET") and the Fund's performance for the year ended December 31, 2004.
Thai Economic Review and Outlook
The Thai economy fared reasonably well in 2004, all things considered. Growth for the entire year is projected at 6.2% based on the latest estimates from the National Economic and Social Development Board ("NESDB"), a decline from the 6.9% posted in 2003 but well ahead of the 5.3% growth recorded in 2002. Still, 6.2% is a far cry from the forecasts of over 8.0% that policymakers were confidently predicting in the early part of 2004. Reasons for over optimism or economic underperformance include, among other things, the bird flu, the violence in the southern border provinces and the huge increase in oil prices in the world market.
Drivers for growth in 2004 were first led by exports, expected to reach a record US$96 billion for the year, or 22.5% higher than the year before. Steady gains in domestic consumption and rising private investment also helped spur overall economic activity. But whether 2004's performance will carry forward into the new year remains fraught with uncertainty, with the NESDB and other state agencies projecting a wide range for economic growth of 5.5 to 6.5% for 2005.
Investment will be one key area. With industry capacity utilization up to 74.6% as of October 2004, businesses would normally be expected to purchase new equipment, expand their factories and increase their employment levels to support future growth. But despite healthy macroeconomic figures, business confidence remains relatively weak, reflecting in part uncertainties ahead of the February 6, 2005 general elections, as well as fears about the bird flu and southern violence. Consumption and manufacturing activity in the fourth quarter both slowed due to flagging confidence.
Rising interest rates and the falling U.S. dollar have also unsettled the financial markets and corporate treasurers-alike, while commodity prices, from steel to petrochemicals to energy, all look to increase steadily into 2005.
Exports is another area fraught with uncertainty, having been supported in 2004 by robust growth in Europe,-Japan and the United States. However, the huge increase in energy prices in the second half of the year will almost certainly cut global economic growth in 2005, and thus affect Thailand's export prospects. A weaker U.S. dollar also has traders worried, although the Bank of Thailand has vowed to maintain a policy stance aimed at ensuring currency-rate stability to protect the competitiveness of local exporters. Domestic consumption throughout the year remained robust, particularly in durable goods, with growth of around 6.0%, a pace that has stayed relatively stable over the past three years and is expected to continue into 2005.
Thai Stock Market Overview & Outlook
Corporate earnings over the first nine months of 2004 were up nearly 40% from 2003, economic growth remained relatively robust at 6.0%, with exports at record highs and investment picking up steadily. But such positives failed to translate into gains for the SET, with the main Index down over 13% for 2004. Certainly coming off the bull run of 2003, when the SET was the world's best performing market with a 116% gain, 2004 has been a disappointment for many investors hopeful of a sustained pickup in the market cycle. Due to a more challenging global environment, slower
Gross Domestic Product ("GDP") growth, higher inflation and higher interest rates, company earnings are expected to slow considerably from 43% in 2004 to 7% in 2005. We think several factors speak in favor of the Thai market going into 2005. Firstly, Thailand market's valuation is among the lowest. Secondly, strong balance sheets and high free cash flow generation provide a good safety net in a situation where growth is slowing down. It also leaves Thai companies in a good position to return cash to shareholders while still being able to maintain a high capital expenditure level.
We also see another supportive factor in the strengthening baht. We expect a potential stronger baht to provide a further boost to the market with more global investment funds attracted to the region. With Thailand's market characteristics such as low valuation, high dividend yield and upcoming key support from public and private investments, the market should continue to attract foreign investor inflows in 2005, in line with the last two months of 2004 where foreign net buying reached close to Bt45 billion. Performance Evaluation
As of December 31, 2004, the Fund had net assets of US$27.9 million, representing a net asset value per share of US$8.88. Of this amount, Thai equity securities accounted for 94.49%; the remainder was in cash, bank deposits and promissory notes.
Of the total net assets, 20.08% was invested in the energy sector, 19.06% in communications, 16.45% in banking, 9.70% in property development, 9.34% in building materials and 4.10% in entertainment. The remainder was invested in the printing and publishing, automotive, electronic components and finance sectors.
In 2004, the Fund's portfolio performance was -7.22% compared to the SET Index's decline of 13.48%, an outperformance to the market of 6.26%. The Thai market declined in 2004 as it was hit by a host of internal and external factors, including the bird flu outbreak, unrest in the south, non-performing loan concerns in the banking sector, the high price of oil, and most importantly, 2003's overshooting rally. The outperformance can be attributed to better stock selection and the Fund's overweight position in the communication and energy sectors, which performed better than the SET Index.
Portfolio Management
Effective January 1, 2005, Mr. Thanakorn Phanphruk replaced Mr. Cholathee Pornrojnangkool as the Fund's portfolio-manager. SCB Asset Management Co., Ltd. has employed Mr. Phanphruk as an equity fund manager since 1995. Previously, Mr. Phanphruk was an assistant fund manager for The Mutual Fund Public Company Limited and an investment analyst at Siam Commercial Bank Public Company Limited. He has fourteen years of investment experience.


Finally, the Fund's management would like to express its sincere thanks to all shareholders for their continued support-and participation.
Sincerely yours,
IKUO MORI
Chairman of the Board


PORTFOLIO OF INVESTMENTS
December 31, 2004
THAI COMMON, WARRANTS AND PREFERRED STOCKS-94.49%
COMMON STOCKS-93.15%
Shares

Value
Banks-16.45%


1,000,900
Bangkok Bank Public Co., Ltd.
$
2,667,651
776,800
Bank of Ayudhya Public Co., Ltd.*
238,889
1,115,000
Kasikornbank Public Co., Ltd.*

1,500,165
1,881,239
Thai Military Bank Public Co., Ltd.
181,274


4,587,979
Building Materials-9.34%

414,000
The Siam Cement Public Co., Ltd.
2,588,780
54,000
Tycoons Worldwide Group Public Co.,
Ltd.
16,883


2,605,663
Chemicals-1.39%


90,000
National Petrochemical Public Co.,
Ltd.
246,792
82,000
Thai Olefins Public Co., Ltd.
 140,797


387,589
Commerce-1.08%


304,600
BIG C Supercenter Public Co., Ltd.
147,535
56,700
C.P. 7-Eleven Public Co., Ltd.
 82,825
55,500
Siam Makro Public Co., Ltd..
 69,694


300,054
Communication-19.06%

952,500
Advanced Info Service Public Co.,
Ltd.
2,611,883
1,909,000
Samart Corp. Public Co., Ltd.*.
 359,582
1,302,600
Shin Corporations Public Co., Ltd.
1,326,946
687,900
Shin Satellite Public Co., Ltd.
 315,561
100
True Corp. Public Co., Ltd.
 21
394,400
United Communication Industry
Public Co., Ltd.*
702,468


5,316,461
Electrical-0.19%


259,200
Mida Assets Public Co., Ltd.
52,145


Electronic Components-1.81%

738,100
Hana Microelectronic Public Co.,
Ltd.
368,854
700,000
KCE Electronics Public Co., Ltd.
135,441


504,295
Energy-20.05%


100,000
Electricity Generating Public Co.,
Ltd.
189,643
342,100
PTT Exploration and Production
Public Co., Ltd.
2,542,471
645,000
PTT Public Co., Ltd.

2,859,636


5,591,750
Entertainment & Recreation-4.10%

1,131,000
BEC World Public Co., Ltd.
 455,058
135,700
GMM Media Public Co., Ltd.
 69,553
747,600
ITV Public Co., Ltd.*
 264,395
268,253
Major Cineplex Group Public Co.,
Ltd.
91,433
160,300
MCOT Public Co., Ltd.
91,199
272,777
United Broadcasting Corp. Public
Co., Ltd.*
171,269


1,142,907
Finance & Securities-1.35%

64,600
Asia Plus Securities Public Co.,
Ltd.
118,370
270,000
Siam General Factoring Public Co.,
Ltd.*
 34,043
348,600
Thitikorn Public Co., Ltd.
58,516
267,600
TISCO Finance Public Co., Ltd.
 166,647


377,576
Household Goods-0.33%

102,700
Modernform Group Public Co., Ltd.
90,802



Mining-0.96%


683,800
Padaeng Industry Public Co., Ltd.*
 268,118


Printing & Publishing-3.20%

3,451,579
Amarin Printing and Publishing
Public Co., Ltd.
 893,396


Property Development-8.64%

1,361,000
Italian-Thai Development Public
Co., Ltd.
334,838
415,500
Lalin Property Public Co., Ltd.
 67,084
6,478,200
Land and House Public Co., Ltd.

1,676,798
540,700
Noble Development Public Co., Ltd.
$ 56,813
1,104,000
Sammakorn Public Co., Ltd.
 57,717
995,100
SinoThai Engineering & Construction
Public Co., Ltd.
 215,491


2,408,741
Retail Food-1.10%

70,000
S&P Syndicate Public Co., Ltd.
 43,413
138,000
Serm Suk Public Co., Ltd.
 77,097
290,900
Thai Union Frozen Products Public
Co., Ltd.
 184,884


305,394
Transportation-
0.50%


150,000
Thoresen Thai Agencies Public Co.,
Ltd.
139,349



Utilities-0.91%


298,862
Eastern Water Resources Development
& Management Public Co., Ltd.
254,664
Vehicles & Parts-2.69%

482,750
Aapico Hitech Public Co., Ltd.
 408,264
100,000
Thai Rung Union Car Co., Ltd.
 26,909
93,800
Thai Stanley Electric Public Co.,
Ltd.
314,905


750,078
Total Common
Stocks


(Cost-
$13,403,238)


25,976,96
1



PREFERRED STOCKS-0.25%
Shares

Value
Finance & Securities-0.25%

109,900
TISCO Finance Public Co., Ltd.
(Cost-$48,168)
$ 69,707



WARRANTS-1.09%
Shares

Value
Energy-0.03%


79,696
Eastern Water Resources Development
& Management Public Co., Ltd.
7,107


Household Goods-0.00%

10,270
Modernform Group Public Co., Ltd.
895


Property Development-1.06%

1,331,400
Land & House Public Co., Ltd.,
expires 9/2/08*
295,141
Total Warrants (Cost-$0)
303,143
Total Thai Common, Warrants and Preferred Stocks
(Cost-$13,451,406)
26,349,81
1



SHORT-TERM INVESTMENTS-4.60%
Principal Amount
(000)

Value
THAI BAHT PROMISSORY NOTES-4.13%

20,000
Bangkok First Investment and Trust
Public Co., Ltd. 1.25% (Payable on
Demand)
512,548
25,000
UOB Radanasin Bank Public Co.,
Ltd., 1.50% (Payable on Demand)
640,686
Total Thai Baht Promissory Notes
1,153,234



U.S. DOLLAR TIME DEPOSIT-0.47%
Principal Amount
(000)

Value
$131
Bank of New York, 0.05%, due 1/3/05

130,836
Total Short-Term Investments (Cost-$1,254,068)
1,284,070
Total Investments-99.09% (Cost-$14,705,474)
27,633,88
1
Other assets less liabilities-0.91%
253,124
NET ASSETS (Applicable to 3,139,428 shares of
capital stock outstanding; equivalent to $8.88 per
share)-100.00%
$27,887,0
05
________________
* Non-income producing securities.


TEN LARGEST EQUITY POSITIONS HELD
December 31, 2004
Issue
Percent
of Net
Assets
PTT Public Co., Ltd.
10.25%
Bangkok Bank Public Co., Ltd.
9.57
Advanced Info Service Public Co.,
Ltd.
9.37
The Siam Cement Public Co., Ltd.
9.28
PTT Exploration and Production
Public Co., Ltd.
9.12
Land and House Public Co., Ltd.**
7.07
Kasikornbank Public Co., Ltd.
5.38
Shin Corporations Public Co., Ltd.
4.76
Amarin Printing and Publishing
Public Co., Ltd.
3.20
United Communication Industry
Public Co., Ltd.
2.52
________________
** Includes the value of warrants.
# Includes the value of preferred stocks.

EQUITY CLASSIFICATIONS HELD
December 31, 2004
Industry
Percent
of Net
Assets
Energy **
20.08%
Communication
19.06
Banks
16.45
Property Development**
9.70
Building Materials
9.34
Entertainment & Recreation
4.10
Printing & Publishing
3.20
Vehicles & Parts
2.69
Electronic Components
1.81
Finance & Securities#
1.60
Chemicals
1.39
Retail Food
1.10
Commerce
1.08
Mining
0.96
Utilities
0.91
Transportation
0.50
Household Goods**
0.33
Electrical
0.19



STATEMENT OF ASSETS AND LIABILITIES
December 31, 2004
Assets

Investment in securities, at value (cost-
$14,705,474)
$
27,633,88
1
Cash denominated in foreign currency (cost-
$475,383)
476,083
Interest and dividends receivable
3,773
Prepaid expenses
6,635
Total assets
28,120,37
2
Liabilities

Dividend payable
125,577
Accrued Thai tax provision
12,557
Accrued expenses and other liabilities
95,233
Total liabilities
233,367
Net Assets

Capital stock, $0.01 par value per share;
total 100,000,000 shares authorized;
3,139,428 shares issued and outstanding
31,394
Paid-in capital in excess of par value
61,493,51
3
Undistributed net investment income
44,082
Accumulated net realized loss on investments
and foreign currency transactions
(46,611,1
28)
Net unrealized appreciation on investments and
other assets and liabilities denominated in
foreign currency
12,929,14
4
Net assets applicable to shares outstanding
$
27,887,00
5
Net Asset Value Per Share
$ 8.88

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2004
Investment income:

Dividends
$769,815
Interest
9,271
Total investment income
779,086
Expenses:

Investment management fee
158,827
Investment advisory fee
158,466
Administration fee and expenses
151,455
Audit and tax services
79,340
Legal fees and expenses
49,788
Reports and notices to shareholders
36,280
Custodian fees and expenses
34,618
Directors' fees and expenses
25,001
Insurance expense
..
Transfer agency fee and expenses
11,304
Other
33,227
Total expenses before expense waivers
752,988
Less waiver of:

Administration fee
(50,000)
Investment advisory fee
(105,644)
Net expenses
597,344
Net investment income before taxes
181,742
Provision for Thai tax applicable to net
investment income
14,724
Net investment income
167,018
Realized and unrealized gains from investment activities and foreign currency transactions:

Net realized gains on investments
326,411
Net realized foreign currency transaction
gains
4,627
Net change in unrealized appreciation
(depreciation) on equity investments
(2,697,284
)
Net change in unrealized appreciation
(depreciation) on translation of short-term
investments and other assets and
liabilities denominated in foreign currency
1,318
Net realized and unrealized losses from
investment activities and foreign currency
transactions
(2,364,928
)
Net decrease in net assets resulting from
operations
$(2,197,91
0)



STATEMENT OF CHANGES IN NET ASSETS

For the Years Ended
December 31

2004
2003
Increase (decrease) in net assets from
operations:


Net investment income
$ 167,018
$ 114,171
Net realized gain on:


Investments
326,411
705,016
Foreign currency transactions
4,627
80,875
Net change in unrealized appreciation
(depreciation) on:


Investments in equity securities
(2,697,284
)
15,864,059
Translation of short-term
investments and other assets and
liabilities denominated in foreign
currency
1,318
26,286
Net increase (decrease) in net assets
resulting from operations
(2,197,910
)
16,790,407
Dividends and distributions to
shareholders from:


Net investment income
(125,577)
(194,636)
From capital stock transactions:


Sale of capital stock resulting from
reinvestment of dividends
1,101
-
Net increase (decrease) in net assets
(2,322,386
)
16,595,771
Net assets:


Beginning of year
30,209,391
13,613,620
End of year (including undistributed
net investment income of $44,082 for
2004)
$27,887,00
5
$30,209,39
1






NOTES TO FINANCIAL STATEMENTS
Organization and Significant Accounting Policies
The Thai Capital Fund, Inc. (the "Fund") was
incorporated in Maryland on March 14, 1990 and commenced operations on May 30, 1990. It is registered with the U.S. Securities and Exchange Commission as a nondiversified, closed-end management investment company.
The Fund makes its investments in Thailand through a wholly-owned Investment Plan pursuant to a contract with SCB Asset Management Co., Ltd. (the "Manager"). The accompanying financial statements are prepared on a consolidated basis and present the financial position and results of operations of the Investment Plan and the Fund.
The following significant accounting policies are in conformity with generally accepted accounting principles in the United States of America for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. The preparation of its financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts and disclosures in the financial statements. Actual reported results could differ from those estimates.
Valuation of Investments-Securities listed on the
Securities Exchange of Thailand for which market quotations are readily available are valued at the last sales price prior to the time of determination, or, if there were no sales on such date, at the mean between the last current bid and ask prices. Securities that are traded over-the-counter, if bid and asked quotations are available, are valued at the mean between the current bid and asked prices. In instances where quotations are not readily available or where the price determined is deemed not to represent fair market value, fair value is determined in good faith in such manner as the Board of Directors (the "Board") may prescribe. Short-term investments having a maturity of sixty days or less are valued at amortized cost, which approximates market value. Tax Status-It is the Fund's intention to continue to qualify as a regulated investment company and distribute substantially all of its taxable income. Accordingly, no provision for U.S. federal income or excise taxes is required in the financial statements.
Remittances from the Investment Plan to the Fund are
subject to a Thai withholding tax of 10% and such remittances are required by Thai law to be derived only from the Investment Plan's net income and net realized gains on the sale of securities. The Fund records a provision for such taxes based upon the Investment Plan's overall net increase in net assets resulting from operations determined by reference to the Baht, except that there is currently no provision required for the component of the net increase in net assets relating to capital gains, if any, because the Fund intends to utilize its U.S. tax loss carryforward available to offset any such gains. Remittances for the payment of expenses are not subject to a Thai withholding tax.
Dividends and Distributions to Shareholders-The Fund
records dividends and distributions payable to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.
Foreign Currency Translation-The books and records of
the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currency are translated at the exchange rate prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of Operations. The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market price of securities.
Investment Transactions and Investment Income-Securities transactions are recorded on the trade date (the date upon which the order to buy or sell is executed). Realized and unrealized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. Dividend income and corporate actions are recorded on the ex-date, except for certain dividends and corporate actions involving foreign securities which may be recorded after the ex-date, as soon as the Fund acquires information regarding such dividends or corporate actions. Interest income is recorded on an accrual basis.
Investment Manager and Investment Adviser
The Manager acts as the investment manager of the
Investment Plan pursuant to the Investment Contract. The Manager makes the investment management decisions relating to the Fund's assets held through the Investment Plan. For its management services, the Manager receives a fee, which accrues weekly and is payable monthly in Baht, at an annual rate of 0.60% of the Investment Plan's average net assets.
At December 31, 2004, the Fund owed the Manager $15,999. In addition, as permitted by the Investment Contract, the Fund reimburses the Manager for its out-of-pocket expenses related to the Fund. During the year ended December 31, 2004, no such expenses were paid to the Manager.
Under the International Investment Advisory Agreement,
Daiwa SB Investments (H.K.) Ltd. ("the Adviser") provides general and specific investment advice to the Manager with respect to the Fund's assets held through the Investment Plan, but the Manager makes the ultimate decisions regarding investments. In addition, the Adviser manages the Fund's assets held outside the Investment Plan. The Fund pays to the Adviser a fee, which accrues weekly and is payable monthly in U.S. Dollars, at an annual rate equal to 0.60% of the Fund's average net assets. In addition, as permitted by the Advisory Agreement, the Fund reimburses the Adviser for its out-of-pocket expenses related to the Fund. During the year ended December 31, 2004, no such expenses were paid to the Adviser. The Adviser has voluntarily decreased its fee to 0.20% of the Fund's average net assets for the fiscal year ended December 31, 2004. At December 31, 2004, the Fund owed the Adviser $4,660, net of waivers.
Administrator and Custodian and Other Related Parties
Daiwa Securities Trust Company ("DSTC"), an affiliate of
the Adviser, provides certain administrative services to the Fund. For such services, the Fund pays DSTC a monthly fee at an annual rate of 0.20% of the Fund's average weekly net assets, with a minimum annual fee of $150,000. DSTC has voluntarily decreased its minimum annual administration fee to $100,000 for the year ended December 31, 2004. In addition, as permitted by the Administration Agreement, the Fund reimburses DSTC for its out-of-pocket expenses related to the Fund. During the year ended December 31, 2004, expenses of $1,455 were paid to the Administrator, representing reimbursement to the Administrator of costs relating to the attendance by its employees at meetings of the Fund's Board.
DSTC also acts as custodian for the Fund's U.S. assets.
As compensation for its services as custodian, DSTC receives a monthly fee and reimbursement of out-of-pocket expenses. During the year ended December 31, 2004, DSTC earned $6,821, as compensation for its custodial services to the Fund.
At December 31, 2004, the Fund owed $8,333 and $501 to
DSTC for administration and custodian fees, respectively.
The Fund paid or accrued $48,412 for the year ended
December 31, 2004 for legal services in conjunction with the Fund's ongoing operations provided by the Fund's law firm, Clifford Chance US LLP, of which the Fund's Assistant Secretary is a partner.
Investments in Securities and Federal Income Tax Matters During the year ended December 31, 2004, the Fund made purchases of $2,777,455 and sales of $3,118,502 of investment securities, excluding short-term investments. The aggregate cost of investments at December 31, 2004 for federal income tax purposes was substantially the same as the cost of securities for financial statement purposes. At December 31, 2004, net unrealized appreciation, excluding short-term securities aggregated $12,898,406 of which $14,555,442 related to appreciated securities and $1,657,036 related to depreciated securities.
Distributions to shareholders, which are determined in accordance with federal income tax regulations, and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present undistributed net investment income (loss) and accumulated net realized gains (losses) in the Statement of Assets and Liabilities in a way that more closely represents their tax character, an adjustment has been made to accumulated net realized gains (losses) on investments and undistributed net investment income.
For the year ended December 31, 2004, the adjustment was
to increase accumulated net realized loss on investments and foreign currency transactions by $4,627 and to increase undistributed net investment income by $4,627. Net investment income, net realized losses and net assets applicable to common shareholders were not affected by this change.
The tax character of the distributions paid during the
fiscal year ended December 31, 2004 and December-31, 2003 was the same for financial statement and tax purposes.
At December 31, 2004, the Fund had a remaining capital
loss carryover of $46,611,127, of which $7,116,392 expires in the year 2005, $24,330,001 expires in the year 2006, $6,364,433 expires in the year 2007, $5,797,861 expires in the year 2008, $2,320,539 expires in the year 2009 and $681,901 expires in the year 2010 available to offset future net capital gains.
During the current year, the Fund utilized capital loss
carryforwards of $326,411.
The tax basis components of distributable earnings do
not differ from the amounts reflected in the Statement of
Assets and Liabilities.
Concentration of Risk
The Fund's investments in Thailand involve certain considerations and risks not typically associated with domestic investments as a result of, among others, the possibility of future economic and political developments and the level of government supervision and regulation of securities markets.
The currency transactions of the Fund and the Investment
Plan are subject to Thai foreign exchange control regulations. Remittances from the Plan require the approval of the Exchange Control Officer of the Bank of Thailand. There can be no assurance that approval of remittances from the Plan will be granted in a timely fashion or at all.
The economic difficulties experienced in Thailand have
had an impact on the banking industry. All of the Fund's investments are held in Thailand through a subcustodial arrangement with Bangkok Bank Public Company Limited (the "subcustodian") and the Fund's securities in turn are being held by the Thailand Securities Depository Company in book-entry form. In the event of failure of the subcustodian, legal counsel has informed the Fund that the Fund would be able to recover all of its securities held by the subcustodian. The Fund's ability to enter into investment transactions pertaining to such securities may be effectively restricted for the period of time required to resolve the Fund's claim to recover such securities.
Capital Stock
There are 100,000,000	shares of $0.01 par value
common stock authorized. During the year ended December 31, 2004, 134 shares were issued as a result of the reinvestment of dividends paid to those shareholders electing to reinvest dividends. Of the 3,139,428 shares outstanding at December 31, 2004, Daiwa Securities America Inc., a lead underwriter of the Fund and an affiliate of both the Adviser and DSTC, owns 7,251 shares.
Subsequent Event
On December 14, 2004, a distribution was declared by the Board. The distribution of $0.04 per share was paid on January 20, 2005, to shareholders of record at December 31, 2004. The ex-dividend date was December 29, 2004.


FINANCIAL HIGHLIGHTS+
Selected data for a share of capital stock outstanding during each year is presented below:

For the Years Ended October 31,

2004
2003
2002
2001
2000
Net asset value,
beginning of year
$	9.62
$	4.34
$	3.42
$	3.36
$	7.22






Net investment income
(loss)
0.05*
0.03*
(0.09)
(0.16)
*
(0.18)
*
Net realized and
unrealized gains
(losses) on
investments and
foreign currency
transactions
(0.75)
5.31
1.01
0.22*
(3.68)
*






Net increase (decrease)
in net asset value
resulting from
operations
(0.70)
5.34
0.92
0.06
(3.86)






Less:  dividends and
distributions to
shareholders





	Net investment income
(0.04)
(0.06)
-
-
-






Net asset value, end of
year
$	8.88
$	9.62
$	4.34
$	3.42
$	3.36






Per share market value,
end of year
$	8.490
$	9.250
$	3.970
$	2.800
$	3.250






Total investment return:





Based on market price
at beginning and end
of year, assuming
reinvestment of
dividends
(7.40)
%
13.56%
41.79%
(13.8)
5%
(66.67
)%
Based on net asset
value at beginning
and end of year,
assuming reinvestment
of dividends
(6.89)
%
123.09
%
26.90%
1.79%
(53.46
)%
Ratios and supplemental
data:





Net assets, end of
year
(in millions)
$	27.9
$	30.2
$	13.6
$	10.7
$	10.5
Ratios to average net
assets of:





Expenses, excluding
Thai taxes applicable
to net investment
income
2.26%
2.63%
4.29%
5.98%
4.73%
Expenses, including
Thai taxes applicable
to net investment
income
2.26%
2.74%
4.29%
6.43%
5.11%
Expenses, excluding
waiver of
Administration and
Advisory fee
applicable to net
investment income
2.32%
3.31%
4.98%
7.09%
5.66%
Expenses, including
waiver of
Administration and
Advisory fee
applicable to net
investment income
2.85%
2.63%
4.29%
6.43%
5.11%
Net investment income
(loss)
0.63%
0.62%
(2.20)
%
(4.77)
%
(4.03)
%
Portfolio turnover
11.21%
11.86%
14.62%
20.85%
45.46%






________________________





+ Per share values are adjusted to reflect the one-for-two reverse stock split effective August 5, 2002.
* After provision for Thai taxes.



REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To The Shareholders and
Board of Directors of
The Thai Capital Fund, Inc.
In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Thai Capital Fund, Inc. (the "Fund") at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodians, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, New York 10017
February 16, 2005


TAX INFORMATION (UNAUDITED)
The Fund is required by Subchapter M of the Internal
Revenue Code of 1986, as amended, to advise you within 60 days of the Fund's fiscal year end (December 31, 2004) as to the federal tax status of distributions totaling $0.062 per share received by you during such fiscal year.
Accordingly, the Fund is hereby advising you that on
December 14, 2004 the Board of Directors of the Fund declared a total distribution of $0.04 per share, all of which resulted from net investment income. The dividend was paid on January 20, 2005 to shares of record at the close of business on December 31, 2004. The entire amount of this distribution is reportable as 2004 income.
There is no foreign tax deduction or credit available to shareholders for calendar year 2004.
Shareholders are strongly advised to consult their own
tax advisors with respect to the tax consequences of their
investment in the Fund.
Name (Age) and
Address
of
Directors/Office
rs
Principal Occupation
or Employment During Past
Five Years and
Directorships in
Publicly Held Companies
Direct
or or
Office
r of
Fund
Since
Number
of
Funds
in
Fund
Comple
x for
Which
Direct
or
Serves
(1)
Directors



Austin C.
Dowling (72)
1002 E Long
Beach
Boulevard
North Beach,
NJ 08008
Retired; Director, The Japan
Equity Fund, Inc., since 1992;
Director, The Singapore Fund,
Inc., since 2000.
Class
II
Direct
or
since
1990
3
Martin J.
Gruber (67)
229 South
Irving Street
Ridgewood, NJ
07450
Professor of Finance, Leonard
N. Stern School of Business,
New York University, since
1965; Director, The Japan
Equity Fund, Inc., since 1992;
Director, The Singapore Fund,
Inc., since 2000; Trustee,
Scudder New York Mutual Funds,
since 1992; Trustee, C.R.E.F.,
since 2001 and Chairman from
December 2003; Trustee,
T.I.A.A., from 1996 to 2000.
Class
I
Direct
or
since
2000
3
David G.
Harmer (61)
4337 Bobwhite
Court
Ogden, UT
84403
Executive Director, Department
of Community and Economic
Development for the State of
Utah since May 2002 to January
2005; Chairman, 2K2 Hosting
Corporation, from April 2001
to April 2002; President,
Jetway Systems, a division of
FMC Corporation, from 1997
until 2001; Director, The
Japan Equity Fund, Inc., since
1997; Director, The Singapore
Fund, Inc., since 1996.
Class
I
Direct
or
since
2000
3
*	Ikuo Mori (55)
Daiwa
Securities
America Inc.
Financial
Square
32 Old Slip
New York, NY
10005
Chairman and CEO, Daiwa
Securities American, Inc.,
since 2001; Executive Officer,
Daiwa Securities Group Inc.,
since 2001; President and COO,
Daiwa Securities America
Inc., from 1996 to 2001;
Chairman of the Board, the
Singapore Fund, Inc., since
2001.
Chairm
an of
the
Board
and
Class
III
Direct
or
since
2001
2
Oren G.
Shaffer (62)
1801
California
Street
Denver, CO
80202
Vice Chairman and Chief
Financial Officer, Qwest
Communications International
Inc., since July 2002;
Executive Vice President and
Chief Financial Officer,
Ameritech Corporation, from
1994 to 2000; Director, The
Japan Equity Fund, Inc., since
2000; Director, The Singapore
Fund, Inc., since 1997.
Class
II
Direct
or
since
2000
3
John J.
O'Keefe (45)
One Evertrust
Plaza
Jersey City,
NJ 07302-3051
Vice President, the Fund
Accounting Department of Daiwa
Securities Trust Company,
since 2000; Assistant
Controller, Reserve Management
Corporation, from 1999 to
2000; Accounting Manager,
Prudential Investments, from
1998 to 1999; and Assistant
Vice President, Daiwa
Securities Trust Company from
1990 to 1998; Vice President
and Treasurer, The Japan
Equity Fund, Inc. and The
Singapore Fund, Inc., since
2000.
Vice
Presid
ent
and
Treasu
rer of
the
Fund
since
2000
-
Yuko Uchida
(26)
One Evertrust
Plaza
Jersey City,
NJ 07302-3051
Secretary, The Singapore Fund,
Inc. and The Japan Equity
Fund, Inc., since 2004; Client
Reporting Department of Daiwa
Securities Trust Company,
since 2002.
Secret
ary of
the
Fund
since
2004
-
Anthony
Cambria (50)
One Evertrust
Plaza
Jersey City,
NJ 07302-3051
Chief Compliance Officer, the
Singapore Fund, Inc. and The
Japan Equity Fund, Inc., since
2004; Director and Executive
Vice President, Daiwa
Securities Trust Company,
since 1999.
Chief
Compli
ance
Office
r of
the
Fund
since
2004
-
Leonard B.
Mackey, Jr.
(53)
31 West 52nd
Street
New York, NY
10019-6131
Partner in the law firm of
Clifford Chance US LLP, since
1983; Assistant Secretary, The
Singapore Fund, Inc. and The
Japan Equity Fund, Inc., since
2004.
Assist
ant
Secret
ary of
the
Fund
since
2004
-
_________________
1	"Fund Complex" includes the Fund, The Japan Equity Fund,
Inc., The Singapore Fund, Inc. and other investment
companies advised by SCB Asset Management Co., Ltd., Daiwa
SB Investments (H.K.) Ltd., DBS Asset Management (United
States) Pte. Ltd., Daiwa SB Investments (Singapore) Ltd.,
Daiwa SB Investments (USA) Ltd., Daiwa SB Investments Ltd.
or their respective affiliates.
*	Directors so noted are deemed by the Fund's counsel to be
"interested persons" (as defined in the U.S. Investment
Company Act of 1940, as amended). Mr. Mori is deemed an interested person of the Fund because of his affiliation with Daiwa Securities America Inc., an affiliate of the Fund's investment adviser, Daiwa SB Investments (H.K.) Ltd.


(This page has been left blank intentionally.)


(This page has been left blank intentionally.)


BOARD OF DIRECTORS
Ikuo Mori, Chairman
Austin C. Dowling
Martin J. Gruber
David G. Harmer
Oren G. Shaffer
OFFICERS
John J. O'Keefe
Vice President and Treasurer
Yuko Uchida
Secretary
Anthony Cambria
Chief Compliance Officer
Leonard B. Mackey, Jr.
Assistant Secretary
ADDRESS OF THE FUND
c/o Daiwa Securities Trust
Company
One Evertrust Plaza, 9th
Floor
Jersey City, NJ 07302-3051
INVESTMENT MANAGER
SCB Asset Management Co.,
Ltd.
INVESTMENT ADVISER
Daiwa SB Investments (H.K.)
Ltd.
ADMINISTRATOR
Daiwa Securities Trust
Company
CUSTODIAN
Bangkok Bank Public Company,
Ltd.
	(Thai Custodian)
Daiwa Securities Trust
Company
	(U.S. Custodian)
TRANSFER AGENT AND REGISTRAR
EquiServe Trust Company,
N.A.
LEGAL COUNSEL
Clifford Chance US LLP
INDEPENDENT REGISTERED
PUBLIC
ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Notice is hereby given in
accordance with Section
23(c) of the Investment
Company Act of 1940 that
from time to time the Fund
may purchase shares of its
common stock in the open
market at prevailing market
prices.
This report is sent to
shareholders of the Fund for
their information.  It is
not a prospectus, circular
or representation intended
for use in the purchase or
sale of shares of the Fund
or of any securities
mentioned in the report.



Annual Report
December 31, 2004

THE THAI CAPITAL FUND, INC.
LOGO





Item 2.  Code of Ethics.
(a)	The registrant has adopted a code of ethics (the "Code
of Ethics") that applies to the registrant's principal
executive officer and principal financial and accounting officer. A copy of the registrant's Code of Ethics is attached hereto as Exhibit 11(a).
(b)	No information need be disclosed pursuant to this
paragraph.
(c)	The registrant has not amended the Code of Ethics during
the period covered by the shareholder report presented
in Item 1 hereto.
(d)	The registrant has not granted a waiver or an implicit
waiver from a provision of its Code of Ethics.
(e)	Not applicable.
(f)	(1)	The Code of Ethics is attached hereto as Exhibit
11(a).
(2)	Not applicable.
(3)	Not applicable.
Item 3.  Audit Committee Financial Expert.
The registrant's board of directors has determined that
the registrant has at least one audit committee financial
expert serving on its audit committee. The audit committee financial expert is Oren G. Shaffer who is "independent" for purposes of this item.
Item 4.  Principal Accountant Fees and Services.
(a)	(b)(c)(d) and (g).  Based on fees billed for the periods
shown:
2004



Registrant
Covered
Entities(1)
Audit Fees
$56,440
N/A



Non-Audit Fees


Audit-Related Fees
-
-
Tax Fees
(2)
$6,600
-
All Other Fees
-
-
Total Non-Audit Fees
$6,600
-



Total
$63,040
-



2003



Registr
ant
Covered
Entities(1)
Audit Fees
$54,700
N/A



Non-Audit Fees


Audit-Related Fees
-
-
Tax Fees
(2)
$6,000
-
All Other Fees
-
-
Total Non-Audit Fees
$6,000
-



Total
$60,700
-
_____________________



N/A- Not applicable, as not required by Item 4.

(1)	"Covered Entities" include the registrant's
investment adviser (excluding any sub-adviser whose
role is primarily portfolio management and is
subcontracted with or overseen by another
investment adviser) and any entity controlling,
controlled by or under common control with the
registrant's adviser that provides ongoing services
to the registrant.
(2)	Tax Fees represent fees received for tax compliance
services provided to the registrant, including the
review of tax returns.
(e)	(1)	Before the registrant's principal accountant is
engaged to render audit or non-audit services to
the registrant and non-audit services to the
registrant's investment adviser and its affiliates,
each engagement is approved by the registrant's
audit committee.
(f)	(2)	100% of the services described in each of (b)
through (d) of this Item 4 were approved by the
registrant's audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)	Not applicable.
(h)	See table above.
(i)	The registrant's audit committee of the board of
directors has considered whether the provision of non-
audit services that were rendered to Covered Entities
that were not pre-approved pursuant to paragraph
(C)(7)(ii) of Rule 2-01 of Regulation S-X is compatible
with maintaining the auditors' independence in
performing audit services.
Item 5.  Audit Committee of Listed Registrants.
The registrant has a separately-designated standing
audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The members of the audit committee are as follows: Austin C. Dowling, Martin J.
Gruber, David G. Harmer and Oren G. Shaffer.
Item 6.  Schedule of Investments.
A Schedule of Investments is included as part of the
report to shareholders filed under Item 1.
Item 7.  Disclosure of Proxy Voting Policies and Procedures
for Closed-End Management Investment Companies.
The registrant has delegated to its investment adviser
the voting of proxies relating to the registrant's portfolio securities. The registrant's policies and procedures and those used by the investment adviser to determine how to vote proxies relating to the registrant's portfolio securities, including the procedures used when a vote presents a conflict of interest involving the investment adviser or any of its affiliates, are contained in the investment adviser's Proxy Voting Guidelines, which are attached hereto as Exhibit
11(c).
Item 8.  Purchase of Equity Securities by Closed-End
Management Investment Company and Affiliated Purchasers. REGISTRANT PURCHASES OF EQUITY SECURITIES
Period
(a)
Total
Number of
Shares
(or
Units)
Purchased
(b)
Average
Price
Paid per
Share
(or
Unit)
(c)
Total Number
of Shares
(or Units)
Purchased as
Part of
Publicity
Announced
Plans or
Programs
(d)
Maximum Number
(or Approximate
Dollar Value) of
Shares (or Units)
that may yet be
Purchased Under
the Plans or
Programs
November
0
N/A
0
0
December
0
N/A
0
0
January
0
N/A
0
0
February
0
N/A
0
0
March
0
N/A
0
0
April
0
N/A
0
0
May
0
N/A
0
0
June
0
N/A
0
0
July
0
N/A
0
0
August
0
N/A
0
0
September
0
N/A
0
0
October
0
N/A
0
0
Total
0
N/A
0
0





Item 9. Submission of Matters to a Vote of Security Holders. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.
Item 10.  Controls and Procedures.
(a)	Based on an evaluation of the registrant's disclosure
controls and procedures as of February 16, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in
filings on Forms N-CSR is recorded, processed,
summarized, and reported on a timely basis.
(b)	There were no significant changes in the registrant's
internal controls or in other factors that could affect
these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 11.  Exhibits.
(a)	Code of Ethics for Principal Executive and Senior
Financial Officers.
(b)	Certifications required by Rule 30a-2(a) of the
Investment Company Act of 1940, as amended, and Section
906 of the Sarbanes-Oxley Act of 2002 are attached
hereto.
(c)	Proxy Voting Guidelines for the registrant and its
adviser.


SIGNATURES
Pursuant to the requirements of the Securities Exchange
Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
The Thai Capital Fund, Inc.

By	\s\ John J. O'Keefe
	John J. O'Keefe, Vice
President & Treasurer
Date:  February  25, 2005
Pursuant to the requirements of the Securities Exchange
Act of 1934 and the Investment Company Act of 1940, this
report has been signed below by the following persons on
behalf of the registrant and in the capacities and on the
dates indicated.
By	\s\ John J. O'Keefe
	John J. O'Keefe, Vice
President & Treasurer
Date:  February 25, 2005
By	\s\ Ikuo Mori
	Ikuo Mori, Chairman
Date:  February 25, 2005


EXHIBIT 11 (a)
CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL
OFFICERS
I.	This Code of Ethics (the "Code") for The Thai Capital
Fund, Inc., The Singapore Fund, Inc. and The Japan
Equity Fund, Inc. (each a "Fund" and collectively the "Funds") applies to each Fund's President and Treasurer
(or persons performing similar functions) ("Covered Officers") for the purpose of promoting:
?	honest and ethical conduct, including the ethical
handling of actual or apparent conflicts of
interest between personal and professional
relationships;
?	full, fair, accurate, timely and understandable
disclosure in reports and documents that a Fund
files with, or submits to, the Securities and
Exchange Commission ("SEC") and in other public
communications made by a Fund;
?	compliance with applicable laws and governmental
rules and regulations;
?	prompt internal reporting of violations of the Code
to an appropriate person or persons identified in
the Code; and
?	accountability for adherence to the Code.
Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. A Fund will expect all Covered Officers to comply at all times with the principles in this Code. A violation of this Code by an employee is grounds for disciplinary action up to and including discharge and possible legal prosecution. Any question about the application of the Code should be referred to the Audit Committee of the Fund's Board of Directors ( the "Audit Committee").
II.	Covered Officers Should Handle Ethically Actual and
Apparent Conflicts of Interest
Overview.  A "conflict of interest" occurs when a
Covered Officer's private interest interferes with the interests of, or his service to, a Fund. For example, a conflict of interest would arise if a Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with a Fund.
Certain conflicts of interest arise out of the
relationships between Covered Officers and a Fund and already are subject to conflict of interest provisions in the Investment Company Act of 1940 (the "Investment Company Act") and the Investment Advisers Act of 1940 (the "Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with a Fund because of their status as "affiliated persons" of a Fund. The compliance programs and procedures of a Fund and the Fund's Investment Manager and Investment Adviser are designed to prevent, or identify and correct, violations of these provisions. Certain conflicts of interest also arise out of the personal securities trading activities of the Covered Officers and the possibility that they may use information regarding a Fund's securities trading activities for their personal benefit. Each Fund's Code of Ethics under Rule 17j-1 under the Investment Company Act is designed to address these conflicts of interest. This Code does not, and is not intended to, replace these programs and procedures or a Fund's Rule 17j-1 Code of Ethics, and this Code's provisions should be viewed as being additional and supplemental to such programs, procedures and code.
Although typically not presenting an opportunity for
improper personal benefit, conflicts arise from, or as a result of, the contractual relationship between a Fund and its Investment Adviser or Investment Manager of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for a Fund or for its Investment Adviser or Investment Manager, or for all parties), be involved in establishing policies and implementing decisions that will have different effects on the Investment Adviser or Investment Manager and a Fund. The participation of the Covered Officers in such activities is inherent in the contractual relationship between a Fund and its Investment Adviser or Investment Manager and is consistent with the performance by the Covered Officers of their duties as officers of a Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by a Fund's Board of Directors (the "Board") that the Covered Officers may also be officers or employees of one or more other investment companies covered by other codes. Each Covered Officer must not:
?	use his personal influence or personal
relationships improperly to influence investment
decisions or financial reporting by a Fund whereby
the Covered Officer would benefit personally to the
detriment of a Fund;
?	cause a Fund to take action, or fail to take
action, for the individual personal benefit of the
Covered Officer rather than the benefit of the
Fund; and
?	use material non-public knowledge of portfolio
transactions made or contemplated for, or actions
proposed to be taken by, a Fund to trade personally
or cause others to trade personally in
contemplation of the market effect of such
transactions.
Each Covered Officer must, at the time of signing this
Code, report all material business affiliations outside a Fund and must update the report annually.
Covered Officers should avoid situations which involve
the appearance of, or potential for, conflicts of interest. Examples of these situations include:
?	accepting directly or indirectly, anything of
value, including gifts and gratuities in excess of
$100	per year from any person or entity with which
a Fund has current or prospective business
dealings, not including occasional meals or tickets
to theatre or sporting events or other similar
entertainment, provided it is business-related,
reasonable in cost, appropriate as to time and
place and not so frequent as to raise any question
of impropriety;
?	any ownership interest in, or any consulting or
employment relationship with, any of a Fund's
service providers, other than its Investment
Adviser or Investment Manager or any affiliated
person thereof; and
?	a direct or indirect financial interest in
commissions, transaction charges or spreads paid by
a Fund for effecting portfolio transactions or for
selling or redeeming shares other than an interest
arising from the Covered Officer's employment, such
as compensation or equity ownership.
In situations involving a Covered Officer which involve
the appearance of, or the potential for, conflicts of interest, but where the Covered Officer believes that no significant conflict of interest exist, the Covered Officer must obtain prior written approval from the Audit Committee before becoming involved in that situation. No such approval shall be considered a waiver of this Code.
III.	Disclosure and Compliance
?	Each Covered Officer should familiarize himself
with the disclosure and compliance requirements
generally applicable to a Fund;
?	Each Covered Officer should not knowingly
misrepresent, or cause others to misrepresent,
facts about a Fund to others, whether within or
outside a Fund, including to a Fund's directors and
auditors, or to governmental regulators and self-
regulatory organizations;
?	Each Covered Officer should, to the extent
appropriate within his area of responsibility,
consult with other officers and employees of a Fund
and its Investment Adviser or Investment Manager
with the goal of promoting full, fair, accurate,
timely and understandable disclosure in the reports
and documents a Fund files with, or submits to, the
SEC and in other public communications made by a
Fund; and
?	It is the responsibility of each Covered Officer to
promote compliance with the standards and
restrictions imposed by applicable laws, rules and
regulations.
IV.	Reporting and Accountability
Each Covered Officer must:
?	upon adoption of the Code or (thereafter as
applicable, upon becoming a Covered Officer),
affirm in writing to the Board that he has
received, read and understands the Code;
?	annually thereafter affirm to the Board that he has
complied with the requirements of the Code;
?	not retaliate against any other Covered Officer or
any employee of a Fund or their affiliated persons
for reports of potential violations that are made
in good faith; and
?	notify the Audit Committee promptly if he knows of
any violation of this Code.  Failure to do so is
itself a violation of this Code.
The Audit Committee is responsible for applying this
Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. Any waivers sought by a Covered Officer must be considered by the Audit Committee.
A copy of this Code shall be delivered to each employee
of a Fund and each employee of its Investment Adviser and Investment Manager annually together with a memorandum requesting that any violations of the Code be communicated immediately to the Audit Committee.
Each Fund will follow these procedures in investigating
and enforcing this Code:
?	the Audit Committee will take all appropriate
action to investigate any potential violations
reported to it;
?	if, after such investigation, the Audit Committee
believes that no violation has occurred, the Audit
Committee is not required to take any further
action;
?	if the Audit Committee determines that a violation
has occurred, it will consider appropriate action,
which may include review of, and appropriate
modifications to, applicable policies and
procedures; notification to appropriate personnel
of the Investment Adviser or its board; or a
recommendation to dismiss the Covered Officer;
?	the Audit Committee will be responsible for
granting waivers of this Code, as appropriate; and
?	any changes to or waivers of this Code will, to the
extent required, be disclosed as provided by SEC
rules.
V.	Changes To or Waivers of the Code
No change to or waiver of any provision of this Code
will be effective until a Fund discloses the nature of any amendment to, or waiver from, a provision of the Code in its Form N-CSR, or on its website within five business days following the date of the amendment or waiver if this method of disclosure has been established in its Form N-CSR and made available on its website for twelve months. Any waiver of provisions of this Code will be reported in filings with the SEC and otherwise reported to a Fund's stockholders to the full extent required by the rules of the SEC and by any applicable rules of any securities exchange on which a Fund's securities are listed.
VI.	Other Policies and Procedures
This Code shall be the sole code of ethics adopted by
each Fund for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of a Fund or its Investment Adviser, Investment Manager or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they conflict with the provisions of this Code.
VII.	Amendments
Any amendments to this Code must be approved or ratified
by a majority vote of the Audit Committee and the Board, including a majority of directors who are not interested persons as defined in the Investment Company Act.
VIII.	Confidentiality
All reports and records prepared or maintained pursuant
to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Audit Committee, the Board, the Fund and its counsel and its Investment Adviser and Investment Manager and their respective counsel.
IX.	Internal Use
The Code is intended solely for the internal use by a
Fund and does not constitute an admission, by or on behalf of a Fund, as to any fact, circumstance or legal conclusion.
I have read and understand the terms of the Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the Code.
_________________________
Date:_____________________


EXHIBIT 11 (b)
CERTIFICATION
PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002
I, John J. O'Keefe, certify that:
1.	I have reviewed this report on Form N-CSR of The Thai
Capital Fund, Inc.
2.	Based on my knowledge, this report does not contain any
untrue statement of a material fact or omit to state a
material fact necessary to make the statements made, in
light of the circumstances under which such statements
were made, not misleading with respect to the period
covered by this report;
3.	Based on my knowledge, the financial statements, and
other financial information included in this report,
fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required
to include a statement of cash flows) of the registrant
as of, and for, the periods presented in this report;
4.	The registrant's other certifying officers and I are
responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c)
under the Investment Company Act of 1940) and internal
control over financial reporting (as defined in Rule
30a-3(d) under the Investment Company Act of 1940) for
the registrant and have:
(a)	Designed such disclosure controls and procedures,
or caused such disclosure controls and procedures
to be designed under our supervision, to ensure
that material information relating to the
registrant, including its consolidated
subsidiaries, is made known to us by others within
those entities, particularly during the period in
which this report is being prepared;
(b)	Designed such internal control over financial
reporting, or caused such internal control over
financial reporting to be designed under our
supervision, to provide reasonable assurance
regarding the reliability of financial reporting
and the preparation of financial statements for
external purposes in accordance with generally
accepted accounting principles;
(c)	Evaluated the effectiveness of the registrant's
disclosure controls and procedures and presented in
this report our conclusions about the effectiveness
of the disclosure controls and procedures, as of a
date within 90 days prior to the filing date of
this report based on such evaluation; and
(d)	Disclosed in this report any change in the
registrant's internal control over financial
reporting that occurred during the second fiscal
quarter of the period covered by this report that
has materially affected, or is reasonably likely to
materially affect, the registrant's internal
control over financial reporting; and
5.	The registrant's other certifying officers and I have
disclosed, to the registrant's auditors and the audit
committee of the registrant's board of directors (or
persons performing the equivalent functions):
(a)	all significant deficiencies and material
weaknesses in the design or operation of internal
control which are reasonably likely to adversely
affect the registrant's ability to record, process,
summarize, and report financial information; and
(b)	any fraud, whether or not material, that involves
management or other employees who have a
significant role in the registrant's internal
controls over financial reporting.
Date:  February 25, 2005
By	\s\ John J. O'Keefe
	John J. O'Keefe, Vice
President & Treasurer


CERTIFICATION
PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002
I, Ikuo Mori, certify that:
1.	I have reviewed this report on Form N-CSR of The Thai
Capital Fund, Inc.
2.	Based on my knowledge, this report does not contain any
untrue statement of a material fact or omit to state a
material fact necessary to make the statements made, in
light of the circumstances under which such statements
were made, not misleading with respect to the period
covered by this report;
3.	Based on my knowledge, the financial statements, and
other financial information included in this report,
fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required
to include a statement of cash flows) of the registrant
as of, and for, the periods presented in this report;
4.	The registrant's other certifying officers and I are
responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c)
under the Investment Company Act of 1940) and internal
control over financial reporting (as defined in Rule
30a-3(d) under the Investment Company Act of 1940) for
the registrant and have:
(a)	designed such disclosure controls and procedures,
or caused such disclosure controls and procedures
to be designed under our supervision, to ensure
that material information relating to the
registrant, including its consolidated
subsidiaries, is made known to us by others within
those entities, particularly during the period in
which this report is being prepared;
(b)	Designed such internal control over financial
reporting, or caused such internal control over
financial reporting to be designed under our
supervision, to provide reasonable assurance
regarding the reliability of financial reporting
and the preparation of financial statements for
external purposes in accordance with generally
accepted accounting principles;
(c)	Evaluated the effectiveness of the registrant's
disclosure controls and procedures and presented in
this report our conclusions about the effectiveness
of the disclosure controls and procedures, as of a
date within 90 days prior to the filing date of
this report based on such evaluation; and
(d)	Disclosed in this report any change in the
registrant's internal control over financial
reporting that occurred during the second fiscal
quarter of the period covered by this report that
has materially affected, or is reasonably likely to
materially affect, the registrant's internal
control over financial reporting; and
5.	The registrant's other certifying officers and I have
disclosed, to the registrant's auditors and the audit
committee of the registrant's board of directors (or
persons performing the equivalent functions):
(a)	all significant deficiencies and material
weaknesses in the design or operation of internal control which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and


(b)	any fraud, whether or not material, that involves
management or other employees who have a
significant role in the registrant's internal
controls over financial reporting.
Date:  February 25, 2005
By	\s\ Ikuo Mori
	Ikuo Mori, Chairman


EXHIBIT B (2)
CERTIFICATION
PURSUANT TO SECTION 906
OF THE SARBANES-OXLEY ACT OF 2002
The undersigned, the Vice President & Treasurer of The
Thai Capital Fund, Inc. (the "Fund"), with respect to the
Form N-CSR for the period ended December 31, 2004 as filed
with the Securities and Exchange Commission, hereby
certifies, pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that:
1.	such Form N-CSR fully complies with the requirements of
section 13(a) or 15(d) of the Securities Exchange Act of
1934; and
2.	the information contained in such Form N-CSR fairly
presents, in all material respects, the financial
condition and results of operations of the Funds.
Date:  February 25, 2005
By	\s\ John J. O'Keefe
	John J. O'Keefe, Vice
President & Treasurer
This certification is being furnished solely pursuant to 18 U.S.C. Section 1350 and is not being filed as part of the Report or as a separate disclosure document.


EXHIBIT B (2)
CERTIFICATION
PURSUANT TO SECTION 906
OF THE SARBANES-OXLEY ACT OF 2002
The undersigned, the Chairman of The Thai Capital Fund,
Inc. (the "Fund"), with respect to the Form N-CSR for the period ended December 31, 2004 as filed with the Securities and Exchange Commission, hereby certifies, pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that:
1.	such Form N-CSR fully complies with the requirements of
section 13(a) or 15(d) of the Securities Exchange Act of
1934; and
2.	the information contained in such Form N-CSR fairly
presents, in all material respects, the financial
condition and results of operations of the Funds.
Date:  February 25, 2005
By	\s\ Ikuo Mori
	Ikuo Mori, Chairman
This certification is being furnished solely pursuant to 18 U.S.C. Section 1350 and is not being filed as part of the Report or as a separate disclosure document.


EXHIBIT 11 (c)
Proxy Voting Policy and Procedures
The Board of Directors of The Thai Capital Fund, Inc. (the "Fund") hereby adopts the following policy and procedures with respect to voting proxies relating to Fund securities managed by SCB Asset Management. (the "Investment Manager").
I.	Policy
It is the policy of the Board of Directors of the Fund
(the "Board") to delegate the responsibility for voting proxies relating to securities held by the Fund to the Investment Manager as part of the Investment Manager's general management of the Fund's assets, subject to the Board's continuing oversight. The Board of Directors of the Fund hereby delegates such responsibility to the Investment Manager, and directs the Investment Manager to vote proxies relating to Fund portfolio securities managed by the Investment Manager consistent with the duties and procedures set forth below. The Investment Manager may retain one or more vendors to review, monitor and recommend how to vote proxies in a manner consistent with the duties and procedures set forth below, to ensure such proxies are voted on a timely basis and to provide reporting and/or record retention services in connection with proxy voting for the Fund.
II.	Fiduciary Duty
The right to vote a proxy with respect to securities
held by the Fund is an asset of the Fund. The Investment Manager, to which authority to vote on behalf of the Fund is delegated, acts as a fiduciary of the Fund and must vote proxies in a manner consistent with the best interest of the Fund and its shareholders. In discharging this fiduciary duty, the Investment Manager must maintain and adhere to its policies and procedures for addressing conflicts of interest and must vote in a manner substantially consistent with its policies, procedures and guidelines, as presented to the Board.
III.	Procedures
The following are the procedures adopted by the Board
for the administration of this policy.
A.	Review of Investment Manager's Proxy Voting
Procedures.  The Investment Manager shall present
to the Board their policies, procedures and other
guidelines for voting proxies at least annually,
and must notify the Board promptly of material
changes to any of these documents, including
changes to policies addressing conflicts of
interest.
B.	Voting Record Reporting.  The Investment Manager
shall provide the voting record information
necessary for the completion and filing of Form N-
PX to the Fund at least annually.  Such voting
record information shall be in a form acceptable to
the Fund and shall be provided at such time(s) as
are required for the timely filing of Form N-PX and
at such additional time(s) as the Fund and the
Investment Manager may agree from time to time.
With respect to those proxies that the Investment
Manager has identified as involving a conflict of
interest , the Investment Manager shall submit a
separate report indicating the nature of the
conflict of interest and how that conflict was
resolved with respect to the voting of the proxy.
C.	Record Retention.  The Investment Manager shall
maintain such records with respect to the voting of
proxies as may be required by the Investment
Advisers Act of 1940 and the rules promulgated
thereunder or by the Investment Company Act of 1940
and the rules promulgated thereunder.
D.	Conflicts of Interest.  Any actual or potential
conflicts of interest between the Investment
Manager and the Fund's shareholders arising from
the proxy voting process will be addressed by the
Investment Manager and the Investment Manager's
application of its proxy voting procedures pursuant
to the delegation of proxy voting responsibilities
to the Investment Manager.  In the event that the
Investment Manager notifies the officer(s) of the
Fund that a conflict of interest cannot be resolved
under the Investment Manager's Proxy Voting
Procedures, such officer(s) are responsible for
notifying the Chairman of the Board of the Fund of
the irreconcilable conflict of interest and
assisting the Chairman with any actions he
determines are necessary.
IV.	Revocation
The delegation by the Board of the authority to vote
proxies relating to securities of the Fund is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.
V.	Annual Filing
The Fund shall file an annual report of each proxy voted
with respect to securities of the Fund during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year.
VI.	Disclosures
A.	The Fund shall include in its annual report filed
on Form N-CSR:
1.	a description of this policy and of the
policies and procedures used by the Fund and
the Investment Manager to determine how to
vote proxies relating to portfolio securities
or copies of such policies and procedures; and
2.	a statement disclosing that a description of
the policies and procedures used by or on
behalf of the Fund to determine how to vote
proxies relating to securities of the Fund is
available without charge, upon request, by
calling the Fund's toll-free telephone number;
through a specified Internet address, if
applicable; and on the SEC's website; and
3.	a statement disclosing that information
regarding how the Fund voted proxies relating
to Fund securities during the most recent 12-
month period ended June 30 is available
without charge, upon request, by calling the
Fund's toll-free telephone number; or through
a specified Internet address; or both; and on
the SEC's website.
VII.	Review of Policy
The Board shall review from time to time this policy to determine its sufficiency and shall make and approve any changes that it deems necessary from time to time.
Adopted:
Proxy voting policy for SCB Asset Management Co., Ltd. Statement of Policies and Procedures for
Voting Proxies
Introduction
As a registered investment adviser, SCB Asset Management
Co., Ltd. ("SCBAM," "we" or "us") has a fiduciary duty to act solely in the best interests of our clients. As part of this duty, we recognize that we must exercise voting rights in the best interests of our clients.
SCBAM recognizes the importance of good corporate
governance in ensuring that management and boards of directors fulfill their obligations to shareholders. As part of our investment process, we take into account the attitudes of management and boards of directors on corporate governance issues when deciding whether to invest in a company.
SCBAM is a global investment manager, and invests significantly in emerging markets. It should be noted that protection for shareholders may vary significantly from jurisdiction to jurisdiction, and in some cases may be substantially less than in the U.S. or developed countries. This statement is intended to comply with Rule 206(4)-6 of the Investment Advisers Act of 1940. It sets forth the policy and procedures of SCBAM for voting proxies for our clients, including investment companies registered under the Investment Company Act of 1940.
PROXY VOTING POLICIES
It is the general policy of SCBAM to support management
of the companies in which it invests and will cast votes in accordance with management's proposals. However, SCBAM reserves the right to depart from this policy in order to avoid voting decisions that we believe may be contrary to our clients' best interests.
Elections of Directors: In many instances, election of directors is a routine voting issue. Unless there is a proxy fight for seats on the Board or we determine that there are other compelling reasons for withholding votes for directors, we will vote in favor of the management proposed slate of directors. That said, we believe that directors have a duty to respond to shareholder actions that have received significant shareholder support. We may withhold votes for directors that fail to act on key issues such as failure to implement proposals to declassify boards, failure to implement a majority vote requirement, failure to submit a rights plan to a shareholder vote and failure to act on tender offers where a majority of shareholders have tendered their shares.
Appointment of Auditors:  The selection of an
independent accountant to audit a company's financial statements is generally a routine business matter. SCBAM believes that management remains in the best position to choose the accounting firm and will generally support management's recommendation.
Changes in Capital Structure: Changes in a company's charter, articles of incorporation or by-laws are often technical and administrative in nature. Absent a compelling reason to the contrary, SCBAM will cast its votes in accordance with the company's management on such proposals. However, we will review and analyze on a case-by-case basis any non-routine proposals that are likely to affect the structure and operation of the company or have a material economic effect on the company.
Corporate Restructurings,  Mergers and Acquisitions:
SCBAM believes proxy votes dealing with corporate reorganizations are an extension of the investment decision and will take account of our investment process policy in deciding how to vote.
Corporate Governance:  SCBAM recognizes the importance
of good corporate governance in ensuring that management and the board of directors fulfill their obligations to the shareholders. We generally favor proposals promoting transparency and accountability within a company.
Social and Corporate Responsibility:  SCBAM recognizes
the importance of supporting sound and responsible policies in relation to social, political and environmental issues. However, in the interests of shareholders, we reserve the right to vote against proposals that are unduly burdensome or result in unnecessary and excessive costs to the company. We may abstain from voting on social proposals that do not have a readily determinable financial impact on shareholder value. Executive Compensation: SCBAM believes that company management and the compensation committee of the board of directors should, within reason, be given latitude to determine the types and mix of compensation and benefit awards offered. Whether proposed by a shareholder or management, we will review proposals relating to executive compensation plans and, if deemed excessive, may vote against the proposals.
PROXY VOTING PROCEDURES
Proxy voting
Our portfolio management team is responsible for the coordination of SCBAM's proxy voting. They liaise with the Product managers and/or the Proxy voting committee to ascertain how SCBAM will vote. They will then instruct the relevant Custodians. The portfolio management team is also responsible for ensuring that full and adequate records of proxy voting are kept.
The Product managers will implement the Proxy voting
policies by instructing proxy voting in accordance with the general principles contained herein.
Proxy Voting Committee
We have formed a Proxy Voting Committee to regularly
review our general proxy policies and consider specific proxy voting matters as and when deemed necessary. Members of the committees include senior investment personnel and representatives of the Legal & Compliance Department. The committee may also evaluate proxies where we face a material conflict of interest (as discussed below).
Conflicts of Interest
SCBAM recognizes that there is a potential conflict of interest when we vote a proxy solicited by an issuer with whom we have any material business or personal relationship that may affect how we vote on the issuer's proxy. We believe that oversight by the proxy voting committee ensures that proxies are voted with only our clients' best interests in mind. In order to avoid any perceived conflict of interests, the following procedures have been established for use when we encounter a potential conflict.
1.	The portfolio management team will refer to the
Legal and compliance team any proxy votes that are
issued by existing clients or where SCBAM holds a
significant voting percentage of the company.  The
Legal and compliance team will make the initial
determination about whether a material conflict of
interest exists based on the facts and
circumstances of each particular situation.
2.	If our proposed vote is consistent with our stated
proxy voting policy, no further review is
necessary.
3.	If our proposed vote is contrary to our stated
proxy voting policy but is also contrary to
management's recommendation, no further review is
necessary.
4.	If our proposed vote is contrary to our stated
proxy voting policy and is consistent with
management's recommendation, the proposal is
escalated to the proxy committee for final review
and determination.
Proxies of Certain Non-U.S. Issuers
Proxy voting in certain countries requires "share
blocking." That is, shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting (usually one-week) with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients' custodian banks. SCBAM may determine that the value of exercising the vote does not outweigh the detriment of not being able to transact in the shares during this period. Accordingly, if share blocking is required we may abstain from voting those shares. In such a situation we would have determined that the cost of voting exceeds the expected benefit to the client.
Proxy Voting Record
Clients may obtain information on how SCBAM voted with respect to their proxies by contacting our Client services team at SCB Asset Management Co., Ltd., 130-132 Sindhorn Tower 3 Bldg., 23rd Floor, Wireless Road, Phatumwam, Bangkok
10330, Thailand, Tel No. 66-2263-2800	ext. 2222, Fax No.
66-2263-4001 or email www.marketing@scbam.com.




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